1933 Act Rule 497(j)
1933 Act Rule File No. 333-166168
1940 Act Rule File No. 811-22021
The Gabelli Healthcare & WellnessRx Trust
One Corporate Center
Rye, New York 10580-1422
August 18, 2010
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Gabelli Healthcare & WellnessRx Trust File Nos. 333-166168 and 811-22021
Ladies and Gentlemen:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as certification that the Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act for The Gabelli Healthcare & WellnessRx Trust (the “Fund”) does not differ from that contained in the filing pursuant to Rule 497(c) under the 1933 Act for the Fund that was filed electronically on August 17, 2010 (Accession # 0000950123-10-078349).
     If you have any questions concerning this filing, you may contact the undersigned at (914) 921-5100.

Regards,
/s/ Bruce N. Alpert
Bruce N. Alpert
Acting President